Description of Business - Additional Information (Detail)					1 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Oct. 12, 2023	Sep. 05, 2023 $ / shares	Jul. 07, 2023 USD ($) shares	Jun. 30, 2022 USD ($)	Nov. 14, 2023 USD ($)	Jun. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 29, 2023 USD ($)	Jan. 06, 2023 USD ($)	Oct. 12, 2022 USD ($) $ / shares shares	Oct. 11, 2022 USD ($)	May 23, 2022 $ / shares	May 17, 2022 USD ($)	Sep. 27, 2021 USD ($)
Nature Of Operations [Line Items]
Warrants to purchase exercise price per share | $ / shares							$ 0.0025		$ 0.0025
Unrestricted cash and cash equivalents							$ 6,659,000		$ 3,661,000	$ 1,664,000
Accumulated deficit				$ (23,666,000)		$ (23,666,000)	(62,094,000)	$ (25,738,000)	(29,203,000)
Anticipated savings in operating expenses over next twelve months									21,500,000
Cash in operations						$ (60,912,000)	(31,533,000)	$ (70,764,000)	(80,635,000)	$ 2,249,000	$ (14,000)
Life Wallet LLC [Member]
Nature Of Operations [Line Items]
Activity and expenses incurred on investments							3,700,000
Working Capital Credit Agreement [Member]
Nature Of Operations [Line Items]
Line of credit facility, maximum borrowing capacity												$ 48,000,000
Cano Health, LLC [Member]
Nature Of Operations [Line Items]
Aggregate principal amount							$ 5,000,000
Servicing Agreement [Member] | Prudent Group [Member]
Nature Of Operations [Line Items]
Percentage of annual return on amount paid for net recovery proceeds				18.00%		18.00%
Investment Capacity Agreement [Member] | Virage Capital Management LP [Member]
Nature Of Operations [Line Items]
Maximum amount of paid amount purchasable pursuant to Agreement																		$ 3,000,000,000
Percentage of recoveries payable to assignor																		50.00%
Percentage of recoveries from the assignor																		50.00%
Common Stock Purchase Agreement [Member] | Cantor Fitzgerald [Member]
Nature Of Operations [Line Items]
Percentage of volume of weighted average price of common stock to sell under purchase agreement																	98.00%
Standby Equity Purchase Agreement [Member] | YA II PN, Ltd
Nature Of Operations [Line Items]
Aggregate principal amount					$ 15,000,000
Standby Equity Purchase Agreement [Member] | YA II PN, Ltd | Convertible Debt [Member]
Nature Of Operations [Line Items]
Payment of advance for shares of common stock in event of termination					250,000,000
Aggregate principal amount					$ 15,000,000
Interest rate					5.00%
Standby Equity Purchase Agreement [Member] | YA II PN, Ltd | Tranche One [Member] | Convertible Debt [Member]
Nature Of Operations [Line Items]
Aggregate principal amount					$ 5,000,000
Standby Equity Purchase Agreement [Member] | YA II PN, Ltd | Tranche Two [Member] | Convertible Debt [Member]
Nature Of Operations [Line Items]
Aggregate principal amount					5,000,000
Standby Equity Purchase Agreement [Member] | YA II PN, Ltd | Tranche Three [Member] | Convertible Debt [Member]
Nature Of Operations [Line Items]
Aggregate principal amount					$ 5,000,000
Advertising Costs Commitment [Member] | Life Wallet LLC [Member]
Nature Of Operations [Line Items]
Contractual agreements within next 12 months									$ 5,500,000
Agreements [Member] | Prudent Group [Member]
Nature Of Operations [Line Items]
Maximum monetize amount of net recovery interest in claim demand				$ 250,000,000		$ 250,000,000
Percentage of amount paid on claim				90.00%
Subsequent Event [Member]
Nature Of Operations [Line Items]
Reverse stock split ratio	0.04
Reverse stock split description	Reverse Split, every 25 shares of the Company’s old common stock were converted into one share of the Company’s new common stock.
Subsequent Event [Member] | Standby Equity Purchase Agreement [Member] | YA II PN, Ltd | Convertible Debt [Member]
Nature Of Operations [Line Items]
Percentage of purchase price for the Pre-Paid Advance					95.00%
Percentage of aggregate purchase price of shares					50.00%
Percentage of payment of aggregate purchase price of shares					50.00%
Increase Decrease interest percentage					18.00%
Percentage of VWAP of shares during Prior Date					120.00%
VWAP five consecutive trading days					95.00%
Closing price the trading day					20.00%
Outstanding shares of the common stock					9.99%
Seventh trading day after the Trigger					$ 1,500,000
Premium and accrued and unpaid interest					5.00%
Aggregate number of shares of common stock issued and outstanding as of the effective date					19.99%
Exchange Cap or the amount of shares of common stock					9.99%
Common Stock [Member] | Common Stock Purchase Agreement [Member] | YA II PN, Ltd
Nature Of Operations [Line Items]
Option to sell maximum shares value under purchase agreement													$ 1,000,000,000
Common Stock [Member] | Subsequent Event [Member] | Standby Equity Purchase Agreement [Member] | YA II PN, Ltd
Nature Of Operations [Line Items]
Option to sell maximum shares value under purchase agreement					$ 250,000,000
Mandatory minimum amount					100.00%
Stock purchased price					98.00%
Minimum VWAP of shares					97.00%
Warrants [Member] | Claims Proceeds Investment Agreement [Member]
Nature Of Operations [Line Items]
Percentage of shares obtained through warrant														15.00%
Warrant and rights outstanding														$ 80,000,000	$ 143,000,000
Warrants to purchase exercise price per share | $ / shares														$ 30
Class V Common Stock Units [Member] | Non Economic Voting Shares [Member]
Nature Of Operations [Line Items]
Common stock par or stated value per share | $ / shares																$ 0.0001
Common Class A [Member]
Nature Of Operations [Line Items]
Common stock par or stated value per share | $ / shares							$ 0.0001		$ 0.0001
Closing bid price of common stock per share as per listing rule for consecutive 30 business days | $ / shares		$ 0.1					1
Warrants to purchase exercise price per share | $ / shares							$ 287.5		$ 287.5
Maximum amount of common shares to be purchased | shares							5,500,000,000		5,500,000,000
Common stock issued							$ 1,000
Common Class A [Member] | Claims Proceeds Investment Agreement [Member]
Nature Of Operations [Line Items]
Common stock par or stated value per share | $ / shares														$ 0.0025
Maximum amount of common shares to be purchased | shares														2,666,667
Common stock issued														$ 6,666.67
Common Class A [Member] | Option to Pay in Cash or in Stock and Elected to Pay in Stock [Member] | Cano Health, LLC [Member]
Nature Of Operations [Line Items]
Deferred compensation arrangement shares issued | shares			7,960,001
Deferred compensation arrangement recorded liability			$ 61,700,000
Common Class A [Member] | Common Stock Purchase Agreement [Member] | Cantor Fitzgerald [Member]
Nature Of Operations [Line Items]
Option to sell maximum shares value under purchase agreement																	$ 1,000,000,000
Date of termination													Jan. 06, 2023
Common Class A [Member] | Common Stock Purchase Agreement [Member] | YA II PN, Ltd
Nature Of Operations [Line Items]
Option to sell maximum shares value under purchase agreement													$ 1,000,000,000
Common Class A [Member] | Purchase Agreement, Effective as of September 30, 2022, as Amended to Date [Member] | Option to Pay in Cash or in Stock and Elected to Pay in Stock [Member] | Cano Health, LLC [Member]
Nature Of Operations [Line Items]
Deferred compensation arrangement shares issued | shares			3,225,807
Common Class A [Member] | Amended and Restated Claims Recovery and Assignment Agreement Effective as of December 31, 2021, as Amended to Date [Member] | Option to Pay in Cash or in Stock and Elected to Pay in Stock [Member] | Cano Health, LLC [Member]
Nature Of Operations [Line Items]
Deferred compensation arrangement shares issued | shares			4,734,194